Maintenance Rights Intangible And Lease Premium, Net	12 Months Ended
Dec. 31, 2015
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Maintenance Rights Intangible And Lease Premium

8. Maintenance rights intangible and lease premium, net

Maintenance rights intangible and lease premium consisted of the following as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Maintenance rights intangible	$3,068,318	$3,812,259
Lease premium	70,727	93,767
	$3,139,045	$3,906,026

Movements in maintenance rights intangible during the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
Maintenance rights intangible, net at beginning of period	$3,812,259	$—
ILFC Transaction	—	3,975,286
EOL and MR contract maintenance rights expense	(348,366)	(54,507)
MR contract maintenance rights write off due to maintenance liability release	(161,839)	(48,729)
EOL contract maintenance rights write off due to cash receipt	(118,438)	(27,570)
EOL and MR contract intangible write off due to sale of aircraft	(115,298)	—
Transfer to lease incentives	—	(32,221)
Maintenance rights intangible, net at end of period	$3,068,318	$3,812,259

The following tables present details of lease premium and related accumulated amortization as of December 31, 2015 and 2014:

	As of December 31, 2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$107,140	$(36,413)	$70,727

	As of December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$119,763	$(25,996)	$93,767

Lease premiums that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.

During the years ended December 31, 2015, 2014 and 2013, we recorded amortization expense for lease premium of $23.0 million, $18.0 million and $8.7 million, respectively.

As of December 31, 2015, the estimated future amortization expense for lease premium was as follows:

Estimated amortization expense
2016	$19,835
2017	13,632
2018	11,219
2019	10,466
2020	7,727
Thereafter	7,848
$70,727